STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 008 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions to net assets attributable to:
Net appreciation in fair value of investments	$ 96,350,980	$ 82,438,594
Plan's interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans investment and dividend income (loss)	(35,013,519)	21,995,772
Dividend and interest income	27,316,585	15,485,786
Totals	88,654,046	119,920,152
Contributions:
Employee	32,481,363	31,317,018
Employer	32,376,877	33,349,421
Totals	64,858,240	64,666,439
Interest income on notes receivable from participants	311,793	255,304
Other additions	112,765	129,552
Totals	424,558	384,856
Total additions	153,936,844	184,971,447
Deductions from net assets attributable to:
Distributions to participants	63,621,303	69,736,729
Administrative expenses	263,124	401,316
Total deductions	63,884,427	70,138,045
Net increase in Plan assets before transfers	90,052,417	114,833,402
Transfers from other plans, net	617,177	1,269,977
Net increase in Plan assets after transfers	90,669,594	116,103,379
Net assets available for benefits:
Beginning of year	975,787,620	859,684,241
End of year	$ 1,066,457,214	$ 975,787,620